Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
BUSINESS COMBINATIONS
2016 Acquisition Activity
The Company acquired three businesses during the year ended December 31, 2016 and the results of each of those acquired businesses are included in the consolidated financial statements beginning on the respective acquisition dates. The fair value of consideration transferred in business combinations is allocated to the tangible and intangible assets acquired and liabilities assumed at the acquisition date, with the remaining unallocated amount recorded as goodwill. The allocations of the acquisition price for recent acquisitions have been prepared on a preliminary basis, and changes to those allocations may occur as a result of final tax return filings. Acquired goodwill represents the premium the Company paid over the fair value of the net tangible and intangible assets acquired. The Company paid these premiums for a number of reasons, including growing the Company's merchant and customer base and acquiring an assembled workforce. The goodwill from these business combinations is generally not deductible for tax purposes.
For the years ended December 31, 2016, 2015 and 2014, $1.6 million, $1.6 million and $3.7 million, respectively, of external transaction costs related to business combinations, primarily consisting of legal and advisory fees, are classified within "Acquisition-related expense (benefit), net" on the consolidated statements of operations.
LivingSocial, Inc.
On October 31, 2016, the Company acquired all of the outstanding equity interests of LivingSocial, Inc. ("LivingSocial"), an e-commerce company that connects merchants to consumers by offering goods and services, generally at a discount. The primary purpose of this acquisition was to grow the Company's customer base. The Company acquired LivingSocial for no consideration.
The following table summarizes the assets acquired and liabilities assumed from the LivingSocial acquisition (in thousands):

Cash and cash equivalents	$15,479
Accounts receivable	3,652
Prepaid expenses and other current assets	2,399
Property, equipment and software	1,075
Goodwill	528
Intangible assets: (1)
Customer relationships	16,200
Merchant relationships	2,700
Trade name	1,000
Developed technology	2,500
Other non-current assets	5,495
Total assets acquired	$51,028
Accounts payable	$2,184
Accrued merchant and supplier payables	18,498
Accrued expenses and other current liabilities	25,854
Other non-current liabilities	4,492
Total liabilities assumed	$51,028
Total acquisition price	$—

(1)	The estimated useful lives of the acquired intangible assets are 1 year for developed technology, 4 years for trade name and 3 years for merchant relationships and customer relationships.
The following pro forma information presents the combined operating results of the Company for the year ended December 31, 2015 and for the period from January 1, 2016 through October 31, 2016, as if the Company had acquired LivingSocial as of January 1, 2015 (in thousands). The underlying pro forma results include the historical financial results of the Company and this acquired business adjusted for depreciation and amortization expense associated with the assets acquired. The pro forma results do not reflect any operating efficiencies or potential cost savings which may result from the consolidation of the operations of the Company and the acquired entity. Accordingly, these pro forma results are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred as of January 1, 2015, nor are they indicative of future results of operations.

	Year Ended December 31, 2016	Year Ended December 31, 2015
Revenue	$3,070,431	$3,100,089
Loss from continuing operations	(182,781)	(94,756)

The revenue and net loss of LivingSocial included in the Company's consolidated statements of operations were $9.3 million and $4.3 million, respectively, for the period from October 31, 2016 through December 31, 2016.
Other Acquisitions
The Company acquired two other businesses during the year ended December 31, 2016. The acquisition price of these businesses and the assets acquired and liabilities assumed were not material.
2015 Acquisition Activity
The Company acquired seven businesses during the year ended December 31, 2015 and the results of each of those acquired businesses are included in the consolidated financial statements beginning on the respective acquisition dates.
OrderUp, Inc.
On July 16, 2015, the Company acquired all of the outstanding equity interests of OrderUp, Inc. ("OrderUp"), an on-demand online and mobile food ordering and delivery marketplace based in the United States. The purpose of this acquisition was to expand the Company's local offerings in the food ordering and delivery sector, acquire an assembled workforce and enhance related technology capabilities. The acquisition-date fair value of the consideration transferred for the OrderUp acquisition totaled $78.4 million, which consisted of the following (in thousands):

Cash	$68,749
Contingent consideration	9,605
Total	$78,354

The following table summarizes the allocation of the acquisition price of the OrderUp acquisition (in thousands):

Cash and cash equivalents	$2,264
Accounts receivable	1,377
Prepaid expenses and other current assets	404
Property, equipment and software	24
Goodwill	60,080
Intangible assets: (1)
Customer relationships	5,600
Merchant relationships	1,100
Developed technology	11,300
Trade name	900
Other intangible assets	1,850
Other non-current assets	31
Total assets acquired	$84,930
Accounts payable	$901
Accrued merchant and supplier payables	1,021
Accrued expenses and other current liabilities	2,918
Deferred income taxes	1,715
Other non-current liabilities	21
Total liabilities assumed	$6,576
Total acquisition price	$78,354

(1)
The estimated useful lives of the acquired intangible assets are 5 years for trade name, 4 years for other intangible assets and 3 years for customer relationships, merchant relationships and developed technology.

Other Acquisitions
The Company acquired six other businesses during the year ended December 31, 2015. The primary purpose of these acquisitions was to acquire assembled workforces, expand and advance product offerings and enhance technology capabilities. The acquisition-date fair value of the consideration transferred for these acquisitions totaled $6.0 million, which consisted of the following (in thousands):

Cash	$5,744
Liability for purchase consideration	250
Total	$5,994

The following table summarizes the allocation of the acquisition price of the other acquisitions for the year ended December 31, 2015 (in thousands):

Net working capital deficit (including acquired cash of $2.3 million)	$(647)
Goodwill	2,898
Intangible assets: (1)
Customer relationships	1,016
Merchant relationships	809
Developed technology	1,339
Brand relationships	296
Other intangible assets	283
Total acquisition price	$5,994

(1)	Acquired intangible assets have estimated useful lives of between 1 and 5 years.
Pro forma results of operations for the OrderUp acquisition and these other acquisitions are not presented because the pro forma effects of those acquisitions, individually or in the aggregate, were not material to the Company's consolidated results of operations for the years ended December 31, 2015 and 2014.
2014 Acquisition Activity
The Company acquired six businesses during the year ended December 31, 2014.
LivingSocial Korea, Inc.
On January 2, 2014, the Company acquired all of the outstanding equity interests of LivingSocial Korea, Inc., a Korean corporation and holding company of Ticket Monster. Ticket Monster is an e-commerce company based in the Republic of Korea that connects merchants to consumers by offering goods and services at a discount. The primary purpose of this acquisition was to grow the Company's merchant and customer base and expand its presence in the Korean e-commerce market. On May 27, 2015, the Company sold a controlling stake in Ticket Monster that resulted in its deconsolidation. See Note 3, Discontinued Operations and Other Dispositions, for additional information.
The acquisition-date fair value of the consideration transferred for the Ticket Monster acquisition totaled $259.4 million, which consisted of the following (in thousands):

Cash	$96,496
Issuance of 13,825,283 shares of Class A common stock	162,862
Total	$259,358

The fair value of the Class A common stock issued as consideration was measured based on the stock price upon closing of the transaction on January 2, 2014.
The following table summarizes the allocation of the acquisition price of the Ticket Monster acquisition (in thousands):

Cash and cash equivalents	$24,768
Accounts receivable	17,732
Prepaid expenses and other current assets	829
Property, equipment and software	5,944
Goodwill	218,692
Intangible assets:(1)
Customer relationships	57,022
Merchant relationships	32,176
Developed technology	571
Trade name	19,325
Deferred income taxes	1,264
Other non-current assets	3,033
Total assets acquired	$381,356
Accounts payable	$5,951
Accrued merchant and supplier payables	82,934
Accrued expenses and other current liabilities	26,182
Deferred income taxes	1,264
Other non-current liabilities	5,667
Total liabilities assumed	$121,998
Total acquisition price	$259,358

(1)	The estimated useful lives of the acquired intangible assets are 5 years for customer relationships, 3 years for merchant relationships, 2 years for developed technology and 5 years for trade name.
Ideeli, Inc.
On January 13, 2014, the Company acquired all of the outstanding equity interests of Ideeli, Inc. (d/b/a "Ideel"), a fashion flash site based in the United States. The primary purpose of this acquisition was to expand and advance the Company's product offerings. The acquisition-date fair value of the consideration transferred for the Ideel acquisition totaled $42.7 million in cash.
The following table summarizes the allocation of the acquisition price of the Ideel acquisition (in thousands):

Cash and cash equivalents	$79
Accounts receivable	988
Prepaid expenses and other current assets	22,081
Property, equipment and software	8,173
Goodwill	4,203
Intangible assets: (1)
Customer relationships	5,490
Brand relationships	7,100
Trade name	4,500
Deferred income taxes	9,517
Total assets acquired	$62,131
Accounts payable	$1,640
Accrued supplier payables	4,092
Accrued expenses and other current liabilities	9,600
Deferred income taxes	348
Other non-current liabilities	3,753
Total liabilities assumed	$19,433
Total acquisition price	$42,698

(1)	The estimated useful lives of the acquired intangible assets are 3 years for customer relationships, 5 years for brand relationships and 5 years for trade name.
Other Acquisitions
The Company acquired four other businesses during the year ended December 31, 2014. The primary purpose of these acquisitions was to acquire an experienced workforce, expand and advance product offerings and enhance technology capabilities. The acquisition-date fair value of the consideration transferred for these acquisitions totaled $32.9 million, which consisted of the following (in thousands):

Cash	$17,364
Issuance of 1,429,897 shares of Class A common stock	11,110
Contingent consideration	4,388
Total	$32,862

The fair value of the Class A common stock issued as acquisition consideration was measured based on the stock price upon closing of the related transaction on November 13, 2014.
The following table summarizes the allocation of the purchase price of these other acquisitions (in thousands):

Net working capital (including acquired cash of $0.2 million)	$(396)
Goodwill	27,150
Intangible assets: (1)
Customer relationships	2,555
Developed technology	3,372
Brand relationships	579
Deferred income taxes	(398)
Total acquisition price	$32,862

(1)	Acquired intangible assets have estimated useful lives of between 1 and 5 years.
Pro forma results of operations for the Ticket Monster acquisition, the Ideel acquisition and these other acquisitions are not presented because the pro forma effects of those acquisitions, individually or in the aggregate, were not material to the Company's consolidated results of operations for the year ended December 31, 2014.